TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TAXES ON INCOME

NOTE 19 - TAXES ON INCOME:

1.	The Company is incorporated and domiciled in Ireland where the applicable tax rate is 12.5%.

2.	Theoretical tax:

	December 31, 2025	December 31, 2024	December 31, 2023
Reconciliation of income tax at the statutory rate
Loss before income tax	(174,590)	(35,401)	(20,989)

Theoretical tax rate of 12.5%	(21,824)	(4,425)	(2,624)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:

Non-deductible expenditure and others	27,338	2,984	3,254
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	(5,514)	1,441	(630)
Income tax / (benefit)	-	-	-

3.	As of December 31, 2025, the Group has estimated carry forward tax losses of approximately $124,336 (2024: $69,393, 2023: $45,095) which may be carried forward and offset against taxable income for an indefinite period in the future. The Group did not recognize deferred tax assets relating to carry forward losses in the financial statements because their utilization in the foreseeable future is not probable.